Financial investments	12 Months Ended
Dec. 31, 2022
Financial investments [Abstract]
Financial investments	Financial investmentsConsists of investments in LFTs, in the amount of R$1,103,299 as of December 31, 2022 (R$782,647 as of December 31, 2021) with an average return of 100% of the Basic Interest Rate (SELIC, 13.75% per year as of December 31, 2022 and 9.25% per year as of December 31, 2021), invested to comply with certain requirements for authorized payment institutions as set forth by the Brazilian Central Bank regulation. This financial asset was classified at fair value through other comprehensive income. Unrealized accumulated gain on LFTs for the year ended December 31, 2022 totaled R$141 (loss of R$107 for the year ended December 31, 2022).